RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Trade	$ 3,292	$ 5,389
Other current assets	2,685	3,490
Liabilities:
Trade	1,920	2,703
Other accounts payable and accrued expenses	1,844	2,016
Transactions with related parties:
Revenues	15,786	21,987	19,173
Expenses:
Cost of sales	6,182	6,680	6,486
Operating expenses:
Research and development	6,102	5,866	4,310
Sales and marketing	8,515	9,962	6,971
General and administrative	2,107	2,234	1,538
Aggregate net lease payments	438	428	450
Related Parties [Member]
Assets:
Trade	153	72
Other current assets	4
Liabilities:
Trade	229	104
Other accounts payable and accrued expenses	44	102
Short term loan (see note 8a)	777
Transactions with related parties:
Revenues	451	347	960
Expenses:
Cost of sales	66	62	60
Operating expenses:
Research and development	198	193	185
Sales and marketing	181	159	210
General and administrative	$ 57	$ 57	$ 55